UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                      Washington,  D.C.    20549

                               FORM 13-F

                         FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  	6-30-00

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):	[   ]  is a restatement.
                                   	[   ]  adds new holdings
                                           	entries

Institutional Investment Manager Filing this Report:

Name:       	J. V. BRUNI AND COMPANY
Address:    	1528 N. Tejon Street
            	Colorado Springs, CO  80907

Form 13F File Number:	28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Jerome V. Bruni
Title:  	President
Phone:  	(719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni             	Colorado Springs, Colorado         	08-07-00

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            		0

Form 13F Information Table Entry Total:	      	41

Form 13F Information Table Value Total:	  134,975
		                                     	(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                              FORM 13F INFORMATION TABLE

                                                            SHRS OR
                                                            PRN AMT;
                                                  VALUE     SH/PRN;PUT/ INVESTMENT OTHER
       NAME OF ISSUER    TITLE OF CLASS  CUSIP    (X$1000)  PUT/CALL    DISCRETION MANAGERS  VOTING AUTHORITY
                                                                                            SOLE  SHARED   NONE
Affiliated Managers Group      Com     008252108     9,863  216,760SH     SOLE      N/A     23,372  0     193,388
Allied Cap Corp New            Com     01903Q108     5,966  350,917SH     SOLE      N/A     36,552  0     314,365
America OnLine Inc Del         Com     02364J104     5,327  100,982SH     SOLE      N/A      9,583  0      91,399
Arrow Electrs Inc.             Com     042735100     1,614   52,070SH     SOLE      N/A      6,260  0      45,810
Belco Oil & Gas Corp           Com     077410108       678   79,746SH     SOLE      N/A      8,830  0      70,916
BellSouth Corp                 Com     079860102       220    5,160SH     SOLE      N/A          0  0       5,160
Clayton Homes Inc              Com     184190106     3,194  399,250SH     SOLE      N/A     49,594  0     349,656
CountryWide Cr Inds Inc Del    Com     222372104     4,753  156,816SH     SOLE      N/A     18,876  0     137,940
Covenant Trans Inc             Cl A    22284P105     2,729  341,175SH     SOLE      N/A     40,913  0     300,262
Equity Office Properties Tr    Com     294741103     2,518   91,366SH     SOLE      N/A      7,306  0      84,060
Equity Residential Pptys Tr Sh Ben Int 29476L107       525   11,421SH     SOLE      N/A        300  0      11,121
Exxon Mobil Corp               Com     30231G102       365    4,656SH     SOLE      N/A          0  0       4,656
Financial Sec Assurn Hldgs     Com     31769P100     6,126   80,830SH     SOLE      N/A      9,070  0      71,760
First Amern Corp Calif         Com     318522307     4,246  296,660SH     SOLE      N/A     36,385  0     260,275
Franchise Fin Corp Amer        Com     351807102     3,650  158,700SH     SOLE      N/A     18,030  0     140,670
GTS Duratek Inc                Com     36237J107     3,126  367,820SH     SOLE      N/A     41,529  0     326,291
GTE Corp                       Com     362320103       236    3,798SH     SOLE      N/A          0  0       3,798
Grant Prideco Inc              Com     38821G101     2,859  114,370SH     SOLE      N/A     10,365  0     104,005
Intrawest Corporation          Com     460915200     3,516  185,060SH     SOLE      N/A     23,070  0     161,990
Kimco Realty Corp              Com     49446R109     1,573   38,377SH     SOLE      N/A      1,778  0      36,599
Manufactured Home Cmntys Inc   Com     564682102     1,476   61,640SH     SOLE      N/A      2,160  0      59,480
Mestek Inc                     Com     590829107     2,573  145,988SH     SOLE      N/A     13,280  0     132,708
NCI Building Sys Inc           Com     628852105     7,536  372,152SH     SOLE      N/A     39,072  0     333,080
Nabors Inds Inc                Com     629568106     9,088  218,663SH     SOLE      N/A     22,266  0     196,397
Oakwood Homes Corp             Com     674098108       181   99,790SH     SOLE      N/A     23,700  0      76,090
Palm Harbor Homes              Com     696639103     3,834  264,409SH     SOLE      N/A     31,889  0     232,520
PremiumWear Inc                Com     740909106     1,387  103,705SH     SOLE      N/A     13,500  0      90,205
Public Storage Inc             Com     74460D109     3,185  135,912SH     SOLE      N/A     14,740  0     121,172
Radian Group Inc               Com     750236101     8,266  159,721SH     SOLE      N/A     16,175  0     143,546
Raymond James Financial Inc    Com     754730109     3,802  168,960SH     SOLE      N/A     12,994  0     155,966
Rouse Co                       Com     779273101     4,507  182,084SH     SOLE      N/A     17,533  0     164,551
SL Green Rlty Corp             Com     78440X101       481   17,970SH     SOLE      N/A        600  0      17,370
Schuff Stl Co                  Com     808156103       519  159,760SH     SOLE      N/A     24,740  0     135,020
Security Cap Group Inc         Cl B    81413P204     3,835  225,580SH     SOLE      N/A     26,353  0     199,227
Smithway Mtr Xpress Corp       Cl A    832653109       349  192,596SH     SOLE      N/A     21,550  0     171,046
Triad Gty Inc                  Com     895925105     4,330  188,766SH     SOLE      N/A     23,280  0     165,486
Transport Corp of Amer Inc     Com     89385P102     1,804  277,604SH     SOLE      N/A     29,768  0     247,836
USFreightways Corp             Com     916906100     2,586  105,290SH     SOLE      N/A     11,416  0      93,874
Weatherford Intl Inc           Com     947074100     4,538  113,980SH     SOLE      N/A     10,705  0     103,275
Wells Fargo & Co New           Com     949746101     3,966  102,346SH     SOLE      N/A      7,882  0      94,464
XL Cap Ltd                     Cl A    G98255105     3,648   67,408SH     SOLE      N/A      8,430  0      58,978
